Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Recoverable Taxes
IRPJ and CSLL prepayments	R$ 51,699	R$ 36,249
PIS and COFINS to recover	92,281	187,322
Taxes withheld by public entities	24,633	10,836
Value added tax (VAT) abroad	4,648	6,037
Other	5,973	7,838
Total	179,234	248,282
Current	165,157	195,175
Non-current	R$ 14,077	R$ 53,107